Other non-current assets - third parties	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets - third parties	Other non-current assets - third parties
Other non-current assets - third parties consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Contract cost assets	26,620	39,306
Others	3,569	4,080
Other non-current assets – third parties	30,189	43,386